Schedule of Investments
Invesco Municipal Strategic Income ETF (IMSI)
July 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.88%
Alabama-2.95%
Black Belt Energy Gas District (The), Series 2022 C-1, RB(a)	5.25%	06/01/2029	$500	$525,166
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining), Series 2019 A, Ref. IDR(b)	4.50%	05/01/2032	389	363,061
				888,227
Arizona-1.57%
Pima (County of), AZ Industrial Development Authority (American Leadership Academy), Series 2022, Ref. RB(b)	4.00%	06/15/2031	500	474,821
Arkansas-1.68%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(c)	5.70%	05/01/2053	500	507,444
California-11.65%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB(a)	5.00%	08/01/2029	1,000	1,043,948
California (State of) Infrastructure & Economic Development Bank, Series 2020, RB(a)(b)(c)	3.65%	01/31/2024	500	497,895
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(b)(c)	5.00%	07/01/2038	500	520,611
California (State of) Public Finance Authority (Enso Village) (Green Bonds), Series 2021, RB(b)	5.00%	11/15/2036	500	486,712
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	507,160
California County Tobacco Securitization Agency, Series 2020 A, Ref. RB	5.00%	06/01/2024	450	456,304
				3,512,630
Colorado-1.58%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(b)	5.00%	12/01/2037	500	476,625
District of Columbia-1.75%
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB(c)	5.00%	10/01/2037	500	528,343
Florida-4.96%
Lee Memorial Health System, Series 2019 A-1, Ref. RB	4.00%	04/01/2037	1,000	996,035
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	500,088
				1,496,123
Georgia-3.32%
Main Street Natural Gas, Inc., Series 2018 A, RB(a)(d)	4.00%	09/01/2023	500	500,209
Main Street Natural Gas, Inc., Subseries 2018 D, RB, (1 mo. USD LIBOR + 0.83%)(a)(e)	4.47%	12/01/2023	500	500,332
				1,000,541
Illinois-9.37%
Chicago (City of), IL, Series 2015 A, GO Bonds	5.50%	01/01/2033	250	254,818
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	500	494,719
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	500,011
Illinois (State of), Series 2021 A, RB	4.00%	06/15/2029	580	594,423
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	445	450,079
Illinois (State of) Finance Authority (Uchicago Medicine), Series 2022 B-2, RB(a)	5.00%	08/15/2027	500	531,721
				2,825,771
Indiana-2.49%
Indiana (State of) Finance Authority (United States Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	496,216
Whiting (City of), IN (BP Products North America, Inc.), Series 2015, RB(a)(c)	4.40%	06/10/2031	250	254,970
				751,186
Iowa-1.63%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(a)	4.00%	12/01/2032	500	491,186
Kentucky-1.62%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	489,039
Maryland-3.20%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	500	514,119
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	500	452,070
				966,189
Michigan-1.65%
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(a)(c)	4.00%	10/01/2026	500	497,336
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
July 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.54%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	$500	$529,100
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB	5.00%	06/01/2033	500	537,645
				1,066,745
New York-7.26%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	768,296
New York Transportation Development Corp. (American Airlines, Inc.), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	444,495
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(c)	4.00%	10/01/2030	500	498,224
Westchester County Local Development Corp., Series 2021, Ref. RB(b)	2.88%	07/01/2026	500	477,261
				2,188,276
North Dakota-1.29%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	388,578
Ohio-2.57%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	300	279,253
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC), Series 2017, RB(b)(c)	3.75%	01/15/2028	500	496,860
				776,113
Oregon-2.56%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	700	772,425
Pennsylvania-5.08%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	560,088
Montgomery (County of), PA Industrial Development Authority (Constellation Energy), Series 2023 B, Ref. RB	4.10%	06/01/2029	400	408,938
Pennsylvania (State of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	500	563,327
				1,532,353
Puerto Rico-3.29%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	475,549
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(b)	5.00%	07/01/2028	500	515,336
				990,885
Texas-9.02%
Harris County Industrial Development Corp. (Energy Transfer L.P.), Series 2023, Ref. RB(a)	4.05%	06/01/2033	250	251,888
Houston (City of), TX, Series 2023 A, Ref. RB, (INS - AGM)(c)(f)	5.25%	07/01/2048	500	539,346
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	446,663
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	500	487,853
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)), Series 2022 B3, RB	4.25%	10/01/2026	500	491,701
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Series 2016, RB(c)	5.00%	12/31/2045	500	501,194
				2,718,645
Utah-3.36%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(b)	3.25%	03/01/2031	500	447,350
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	500	564,752
				1,012,102
Virginia-3.21%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	464,963
Virginia (Commonwealth of) Small Business Financing Authority, Series 2022, RB(c)	4.00%	07/01/2032	500	502,277
				967,240
Washington-3.35%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	511,720
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	497,583
				1,009,303
Wisconsin-3.93%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2040	500	491,247
See accompanying notes which are an integral part of this schedule.

Invesco Municipal Strategic Income ETF (IMSI)—(continued)
July 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	$500	$404,157
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	285	289,356
				1,184,760
TOTAL INVESTMENTS IN SECURITIES(g)-97.88% (Cost $29,305,962)				29,512,886
OTHER ASSETS LESS LIABILITIES-2.12%				639,503
NET ASSETS-100.00%				$30,152,389

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
IDR	-Industrial Development Revenue Bonds
INS	-Insurer
LIBOR	-London Interbank Offered Rate
RB	-Revenue Bonds
Ref.	-Refunding
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $5,244,385, which represented 17.39% of the Fund’s Net Assets.
(c)	Security subject to the alternative minimum tax.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2023, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.